3. Fair Value Measurements: Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Total assets measured at fair value		$ 0
Fair Value, Inputs, Level 1
Assets:
Digital Currency	$ 0	0	$ 0
Total assets measured at fair value	0	0	0
Liabilities:
Derivative Liability			0
Total liabilities measured at fair value			0
Fair Value, Inputs, Level 1 | Other Noncurrent Assets
Assets:
Digital Currency		0
Total assets measured at fair value		0
Fair Value, Inputs, Level 2
Assets:
Digital Currency	30,169	28,051	5,203
Total assets measured at fair value	30,169	28,051	5,203
Liabilities:
Derivative Liability			0
Total liabilities measured at fair value			0
Fair Value, Inputs, Level 2 | Other Noncurrent Assets
Assets:
Digital Currency		41,191
Total assets measured at fair value		41,191
Fair Value, Inputs, Level 3
Assets:
Digital Currency	0	0	0
Total assets measured at fair value	$ 0	0	0
Liabilities:
Derivative Liability			80,902
Total liabilities measured at fair value			$ 80,902
Fair Value, Inputs, Level 3 | Other Noncurrent Assets
Assets:
Digital Currency		0
Total assets measured at fair value		$ 0